Condensed Consolidated Statements of Profit or Loss And Comprehensive (Loss) Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	$ 12,021,827	$ 19,720,654
Total revenue	12,021,827	19,720,654
Cost of revenue	(8,625,278)	(9,956,510)
Selling and promotion expenses	(5,740)	(708)
General and administrative expenses	(6,297,994)	(2,082,312)
Total operating expenses	(6,303,734)	(2,083,020)
Results from operating activities	(2,907,185)	7,681,124
Other income and expenses
Other income	4,947	102,007
Share purchase warrants expenses		(1,367,119)
Finance income	24,345	14,994
Finance costs	(7,437)	(70,582)
Total other income and expenses, net	21,855	(1,320,700)
(Loss) profit before income tax	(2,885,330)	6,360,424
Income tax expense		(315,503)
(Loss) profit for the period	(2,885,330)	6,044,921
Other comprehensive income
Foreign operation – foreign currency translation differences	6,140	75,327
Total comprehensive (loss) income for the period	$ (2,879,190)	$ 6,120,248
(Loss) income per share attributable to owners of the Company
Basic (loss) income per share (in Dollars per share)	$ (0.07)	$ 0.16
Diluted income (loss) per share (in Dollars per share)	$ (0.07)	$ 0.16